Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	3,000,000,000	3,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	319,108,190	312,720,720
Ordinary shares, shares outstanding (in Shares)	[1]	319,108,190	312,720,720
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	[1]	47,279,280	47,279,280
Ordinary shares, shares outstanding (in Shares)	[1]	47,279,280	47,279,280

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)